Note 3 - Revenue Recognition Standard (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	Year ended, December 31, 2017
	As Previously Reported	Adjustments	As Adjusted
(In thousands, except per share amounts)

Revenues	$1,705,456	$23,575	$1,729,031
Cost of revenues	1,189,373	(559)	1,188,814
Selling, general and administrative expenses	358,238	26,799	385,037
Operating earnings	107,627	(2,665)	104,962
Net earnings	76,673	(1,626)	75,047

Diluted net earnings per share	1.45	(0.04)	1.41
	December 31, 2017
	As Previously Reported	Adjustments	As Adjusted
(In thousands)

Assets:
Accounts Receivable	$182,442	$3,320	$185,762
Prepaid expenses and other current assets	29,631	1,736	31,367
Other assets - non-current	1,401	5,003	6,404
Fixed assets	85,056	368	85,424
Deferred income tax - non-current	674	106	780

Liabilities and equity:
Accounts Payable	40,184	914	41,098
Accrued liabilities	114,096	4,094	118,190
Unearned revenues - current	34,358	4,659	39,017
Unearned revenues - non-current	-	15,552	15,552
Deferred income tax	4,685	(3,739)	946
Retained earnings	18,492	(10,947)	7,545

Disaggregation of Revenue [Table Text Block]
	Year ended December 31
	2018	2017
Revenues

FirstService Residential	$1,254,840	$1,174,332
FirstService Brands company-owned operations	540,058	428,961
FirstService Brands franchisor	132,079	122,620
FirstService Brands franchise fee	4,496	3,118